UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
  March 1, 2008      to       September 1, 2008

Commission File Number of Issuing entity:   001-33286

CORPORATE BACKED CALLABLE TRUST CERTIFICATES, J.C. PENNEY DEBENTURE-BACKED
                SERIES 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:    333-112795

     Select Asset Inc.
(Exact name of depositor as specified in its charter)

                           Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

                             13-4029392
(I.R.S. Employer Identification No.)

745 Seventh Avenue
New York, NYC	10019
(Address of principal executive offices of issuing entity)	(Zip Code)

              (212) 526-7000
(Telephone number, including area code)

                  No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1, Class A-1			[X]	New York Stock Exchange

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES        [X]         NO  _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated January 30, 2007, relating to the Callable Class A-1 Certificates, Series 2007-1 (the “Certificates”) and the related Prospectus, dated April 18, 2006 (collectively, the “Prospectus”), of Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Class A-1 Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

J.C. Penney Company, Inc., the guarantor of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For information on J.C. Penney Company, Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 001-15274. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by J.C. Penney Company, Inc. may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission’s Public Reference Room at 100 F Street, NE, Washington, DC 20549 on official business days between the hours of 10:00 a.m. and 3:00 p.m. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.  Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC's public reference rooms.  Neither Select Asset Inc. nor U.S. Bank National Association (the “Trustee”) has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Select Asset Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 September 2, 2008 Semi-Annual Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 September 2, 2008 Semi-Annual Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

DEPOSITOR SELECT ASSET INC.
Date: September 2, 2008
	By:	/s/ Scott Barek
Name: Scott Barek
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Distribution Statement

5